Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 129,145,000	$ 127,113,000
Aggregate amortization expense of intangible assets	4,000,000	5,100,000	6,000,000
Amortization expense - 2015	3,000,000
Amortization expense - 2016	2,000,000
Amortization expense - 2017	1,000,000
Amortization expense thereafter	0
Aggregate amortization expense of intangible assets	12,744,000	12,744,000	12,714,000
Piranema Spirit [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of revenue - 2015	12,700,000
Amortization of revenue - 2016	12,800,000
Amortization of revenue - 2017	12,700,000
Amortization of revenue - 2018	9,100,000
Amortization of revenue - 2019	7,800,000
Amortization of revenue thereafter	33,400,000
Shuttle Tanker [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill impairment	0	0	0
Towage segment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	2,000,000	2,000,000
Goodwill impairment	$ 0